CAPITAL STOCK TRANSACTIONS (Preferred Stock) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 series
Class of Stock [Line Items]
Number of preferred stock series issued			2
Issuance of preferred stock			$ 132,294
Preferred stock, company repurchase price per share upon change of control	$ 1,150
Preferred stock, change of control percentage	35.00%
Preferred stock, minimum holder voting percentage to demain registration of preferred stock	51.00%
Preferred stock, percentage of liquidiation preference per annum paid upon company not satisfying demand for registration	1.50%
Preferred stock, liquidation preference per share	$ 1,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued			100,000
Issuance of preferred stock			99,800
Convertible preferred stock, conversion price per share	$ 12.41
Convertible preferred stock, dividend rate	6.00%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued			32,550
Issuance of preferred stock			$ 32,500
Convertible preferred stock, conversion price per share	$ 10.70
Convertible preferred stock, dividend rate	6.452%